Business Combination (Tables)	9 Months Ended
Sep. 30, 2022
Reverse Recapitalization Disclosure Abstract
Schedule of business combination to the condensed consolidated statements of cash flows
Cash proceeds from Arclight, net of redemptions	$17,775
Cash proceeds from PIPE investors	110,806
Cash in escrow account for the Forward Purchase Agreement	20,040
Less: transaction costs and under writing fees paid (1)	(9,771)
Cash acquired from Business Combination	138,850
Less: warrant liabilities	(13,524)
Less: earnout liabilities	(45,900)
Less: put option with Meteora	(4,600)
Less: Deferred financing costs recorded in additional paid-in-capital (2)	(6,569)
Net cash from Business Combination recorded in Stockholders’ equity	$68,257

Schedule of total number of shares of the company’s class A common stock outstanding
Shares
Class A - Public stockholders	1,752,181
Class A - Sponsor shares (1)	7,779,076
Class A - PIPE investors	11,080,600
Class A - Forward Purchase Agreement	2,000,000
Class A - Ares	3,059,533
25,671,390
Class D - Opal Fuels equity holders	144,399,037
Total shares issued upon closing of Business Combination	170,070,427